Commitments (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	600,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised	106,500
Rental and Secretarial Service Fee Related Party	$ 7,500
Business Acquisition, Cost of Acquired Entity, Transaction Costs	$ 1,120,000